Investment Securities (Details 1) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011
The amortized cost and fair value of debt securities
Amortized cost	$ 194,893	$ 208,225
Gross unrealized gains	5,381	5,624
Gross unrealized losses	28	43
Fair value, Total	200,246	213,806
Weighted average yield at end of period	2.54%	2.89%
U.S. Treasury [Member]
The amortized cost and fair value of debt securities
Amortized cost	2,000	2,000
Gross unrealized gains	30	54
Gross unrealized losses	0	0
Fair value, Total	2,030	2,054
Government sponsored enterprises [Member]
The amortized cost and fair value of debt securities
Amortized cost	54,327	69,703
Gross unrealized gains	853	629
Gross unrealized losses	0	18
Fair value, Total	55,180	70,314
Asset-backed securities [Member]
The amortized cost and fair value of debt securities
Amortized cost	104,607	103,806
Gross unrealized gains	3,276	3,547
Gross unrealized losses	11	24
Fair value, Total	107,872	107,329
Obligations of states and political subdivisions [Member]
The amortized cost and fair value of debt securities
Amortized cost	33,959	32,716
Gross unrealized gains	1,222	1,394
Gross unrealized losses	17	1
Fair value, Total	$ 35,164	$ 34,109